NOTE 4. SMALL BUSINESS ASSOCIATION LOAN (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
NOTE 4. SMALL BUSINESS ASSOCIATION LOAN

NOTE 4 – SMALL BUSINESS ASSOCIATION LOAN

The Company secured a federal Small Business Association loan on May 1, 2010. The loan requires monthly payments of principle and interest of $120 over a 10 year period and has a variable interest rate of 4.75% above the prime rate listed in the Wall Street Journal. The effective interest rate as of December 31, 2012 and 2011 was 8.0% and 8.0% respectively. The five year maturities are as follows: $842, $909, $982, $1,060, $1,146 and there after $3,164.